INCOME TAX	12 Months Ended
Jun. 30, 2018
INCOME TAX
INCOME TAX

Consolidated
2018	2017	2016
$	$	$

9.INCOME TAX

Reconciliation of income tax expense to prima facie tax payable

Loss before income tax expense	(5,463,872)	(8,403,826)	(8,458,965)

Tax at the Australian tax rate of 27.50% (2017: 27.50% and 2016: 28.50%)	(1,502,565)	(2,311,052)	(2,410,805)
Tax effect amounts which are not deductible / (taxable) in calculating taxable income
Net impairment losses and other write-downs	—	—	—
Share-based payments expense	35,650	33,079	14,318
Fair value (gains)/ loss on financial liabilities at fair value through profit or loss	—	—	—
Research and development tax incentive	148,346	108,163	116,800
Disposal of Heritage business	—	—	—
Tax effect of inter-company transactions	—	—	—
Withholding tax expense	—	—	849
Other non-deductible items	1,509	1,257	1,450
Other assessable items	—	81,155	—

	(1,317,060)	(2,087,398)	(2,277,388)

Difference in overseas tax rates	67,557	(96,775)	(225,070)
Under /(over) provision	(268,092)	(75,054)	10,583
Research and development tax credit	(82,322)	(69,619)	(102,544)

Tax losses not recognized	1,599,917	2,328,846	2,594,419

Income tax expense	—	—	—

Net deferred tax assets
Deferred tax assets not recognized
ImmunAid option fee	—	—	—
Property, plant & equipment	1,381	2,802	3,517
Capital raising costs	347,370	320,417	531,646
Applera settlement	—	—	—
Intangible assets	1,949,601	2,003,505	1,978,065
Provisions	201,492	333,103	209,643
Other	—	—	—

Total deferred tax assets	2,499,844	2,659,827	2,722,871
Deferred tax liabilities not recognized
Prepayments	—	—	—

Total deferred tax liabilities	—	—	—
Net deferred tax assets on temporary differences not brought to account	(2,499,844)	(2,659,827)	(2,722,871)

Total net deferred tax assets	—	—	—

Tax losses
Unused tax losses for which no deferred tax asset has been recognized	87,970,140	80,706,629	74,107,688
Potential tax benefit @ 27.50% (2016: 28.50%)	22,596,182	22,194,323	21,120,691

Subject to the Group continuing to meet the relevant statutory tests, the tax losses are available for offset against future taxable income.

At June 30, 2018, the group had a potential tax benefit related to tax losses carried forward of $22,596,182. Such amount includes net losses of $5,155,038 related to subsidiaries in the United States (U.S.). The Tax Cuts and Jobs Act (TCJA) enacted by Congress in the U.S on December 22, 2017 cut the top corporate income tax rate from 35% to 21%. For tax years beginning after December 31, 2017, the graduated corporate tax rate structure is eliminated and corporate taxable income will be taxed at 21-percent flat rate. Additionally, the previous 20-year limitation on carry forward net operating losses (NOL’s) has been removed, allowing the NOL’s to be carried forward indefinitely. The remaining tax losses carried forward of $ 17,441,144 are indefinite and are attributable to the Group’s operations in Australia. As such the total unused tax losses available to the Group, equal $22,596,182.

As at balance date, there are unrecognized tax losses with a benefit of approximately $22,596,182 (2017: $22,194,323 and 2016: $21,120,691) that have not been recognized as a deferred tax asset to the Group.  These unrecognized deferred tax assets will only be obtained if:

(a)	The Group companies derive future assessable income of a nature and amount sufficient to enable the benefits to be realized;

(b)	The Group companies continue to comply with the conditions for deductibility imposed by the law; and

(c)	No changes in tax legislation adversely affect the Group companies from realizing the benefit.

Tax consolidation legislation

Genetic Technologies Limited and its wholly-owned Australian subsidiaries implemented the tax consolidation legislation as from July 1, 2003.  The accounting policy in relation to this legislation is set out in Note 2(j).

The entities in the tax consolidated group have entered into a Tax Sharing Agreement which, in the opinion of the Directors, limits the joint and several liabilities of the wholly-owned entities in the case of a default by the head entity, Genetic Technologies Limited.

The entities have also entered into a Tax Funding Agreement under which the wholly-owned entities fully compensate Genetic Technologies Limited for any current tax payable assumed and are compensated by Genetic Technologies Limited for any current tax receivable and deferred tax assets relating to unused tax losses or unused tax credits that are transferred to Genetic Technologies Limited under the tax consolidation legislation.  The funding amounts are determined by reference to the amounts recognized in the respective subsidiaries’ financial statements.

The amounts receivable or payable under the Tax Funding Agreement are due upon receipt of the funding advice from the head entity, which is issued as soon as practicable after the end of each financial year.

As at June 30, 2018, there are no unrecognised temporary differences associated with the Group’s investments in subsidiaries, as the Group has no liability for additional taxation should unremitted earnings be remitted (2017: $nil).